Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	60 Months Ended	90 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000175861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000175860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000061360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000128850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000061361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000043241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000128848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000043242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000175865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000175864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000201508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000201507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000061357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000128849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000061358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000246501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000246502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000137562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000137561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000175863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000175862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000043226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000128847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000043227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000043250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000043251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000175861
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%		9.78%		13.02%
Without Sales Load [Member] | C000175860
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%		10.05%		13.29%
Without Sales Load [Member] | C000061360
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%		7.76%			8.02%
Without Sales Load [Member] | C000128850
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%		7.76%			8.01%
Without Sales Load [Member] | C000061361
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%		8.02%			8.28%
Without Sales Load [Member] | C000043241
Average Annual Return [Line Items]
Average Annual Return, Percent	15.71%		13.00%			12.63%
Without Sales Load [Member] | C000128848
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%		13.00%			12.63%
Without Sales Load [Member] | C000043242
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%		13.28%			12.91%
Without Sales Load [Member] | C000175865
Average Annual Return [Line Items]
Average Annual Return, Percent	18.37%		4.66%		8.23%
Without Sales Load [Member] | C000175864
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%		4.92%		8.50%
Without Sales Load [Member] | C000201508
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		5.25%	9.24%
Without Sales Load [Member] | C000201507
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%		5.50%	9.48%
Without Sales Load [Member] | C000061357
Average Annual Return [Line Items]
Average Annual Return, Percent	13.74%		5.58%			9.70%
Without Sales Load [Member] | C000128849
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%		5.58%			9.70%
Without Sales Load [Member] | C000061358
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%		5.84%			9.98%
Without Sales Load [Member] | C000246501
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	11.07%
Without Sales Load [Member] | C000246502
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%	11.39%
Without Sales Load [Member] | C000137562
Average Annual Return [Line Items]
Average Annual Return, Percent	28.62%		7.84%			7.57%
Without Sales Load [Member] | C000137561
Average Annual Return [Line Items]
Average Annual Return, Percent	28.91%		8.10%			7.83%
Without Sales Load [Member] | C000175863
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%		(0.59%)		1.60%
Without Sales Load [Member] | C000175862
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%		(0.34%)		1.86%
Without Sales Load [Member] | C000043226
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%		2.82%			5.19%
Without Sales Load [Member] | C000128847
Average Annual Return [Line Items]
Average Annual Return, Percent	8.73%		2.82%			5.19%
Without Sales Load [Member] | C000043227
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%		3.09%			5.45%
Without Sales Load [Member] | C000043250
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		5.38%			7.69%
Without Sales Load [Member] | C000043251
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		5.66%			7.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%		14.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%		14.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%		11.19%		12.11%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%		11.19%		12.11%
MSCI ACW Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACW Index (Net)
Average Annual Return, Percent	22.34%		11.19%	11.68%
MSCI ACW Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACW Index (Net)
Average Annual Return, Percent	22.34%		11.19%	11.68%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%		11.19%			11.72%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	21.73%
MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	21.73%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	31.22%		8.92%			8.18%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	31.22%		8.92%			8.18%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)		2.04%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)		2.04%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%		6.09%			9.62%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%		6.09%			9.62%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%		6.09%			9.62%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
FTSE Global Infrastructure Opportunities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Infrastructure Opportunities Index
Average Annual Return, Percent	22.70%		8.79%		8.25%
FTSE Global Infrastructure Opportunities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Infrastructure Opportunities Index
Average Annual Return, Percent	22.70%		8.79%		8.25%
MSCI EAFE ESG Leaders Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ESG Leaders Index (Net)
Average Annual Return, Percent	25.57%		7.10%			7.44%
MSCI EAFE ESG Leaders Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ESG Leaders Index (Net)
Average Annual Return, Percent	25.57%		7.10%			7.44%
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return, Percent	8.69%		4.09%			6.04%
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return, Percent	8.69%		4.09%			6.04%
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index
Average Annual Return, Percent	8.69%		4.09%			6.04%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%		8.47%			9.78%
Morningstar Moderate Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation
Average Annual Return, Percent	12.50%		7.25%			8.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%		8.47%			9.78%
Morningstar Moderate Allocation
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Allocation
Average Annual Return, Percent	12.50%		7.25%			8.35%